Credit from Banks and Others (Tables)	12 Months Ended
Dec. 31, 2023
Credit From Banks And Others [Abstract]
Schedule of composition

As of December 31
2023	2022
$ millions	$ millions

Short-term debt
From financial institutions	283	313
Current maturities of:
Debentures	441	116
Long-term loans from financial institutions	62	15
Lease Liability	72	68
	575	199
Total Short-Term debt	858	512
Long- term debt and debentures
Long term lease liability	276	270
Loans from financial institutions	734	721
	1,010	991

Marketable debentures	1,203	1,329
Non-marketable debentures	191	191
	1,394	1,520
	2,404	2,511
Less – current maturities of:
Debentures	441	116
Long-term loans from financial institutions	62	15
Lease liability	72	68
	575	199

Total Long- term debt and debentures	1,829	2,312

Schedule of yearly movement in credit from banks and others

As of December 31
2023	2022
$ millions	$ millions

Balance as of January 1	2,813	2,914
Changes from financing cash flows
Receipt of long-term debts	633	1,045
Repayment of long-term debt	(836)	(1,181)
Repayment of short-term credit	(25)	(21)
Interest paid	(125)	(113)
Receipt from transaction in derivatives, net	5	20
Total net financing cash flows	(348)	(250)
Initial recognition of lease liability	94	64
Interest expenses	164	148
Effect of changes in foreign exchange rates	18	(97)
Change in fair value of derivatives	26	67
Other changes	(64)	(33)
Balance as of December 31	2,703	2,813

(*) The balance includes Short-term debt, loans and debentures, derivatives on loans and debentures, and interest payables.

Schedule of information on material loans and debentures
Instrument type	Loan date	Original principal (millions)	Currency	Carrying amount ($ millions)	Interest rate	Principal repayment date	Additional information
Debentures - Series F	May 2018, December 2020	693	US Dollar	714	6.38%	May 2038	(2), (3)
Debentures - Series E	April 2016	1,569	Israeli Shekel	108	2.45%	2021- 2024 (annual installment)	Partially repaid (1), (3)
Debentures (private offering) – 3 series	January 2014	275	US Dollar	145 46	5.16% 5.31%	January 2024 January 2026	(2), (3), (5)
Debentures - Series G	January/May 2020	766	Israeli Shekel	198	2.40%	2022- 2034 (annual installment)	Partially repaid (1), (3)
Debentures - Series D	December 2014	184	US Dollar	184	4.50%	December 2024	(2), (3)
Sustainability linked loan (SLL)	September 2021	250	Euro	276	0.80%	September 2026	(4)
Loan - European Bank	September 2021	25	Euro	28	0.95%	June 2025
Loan-Israeli institutions	November 2013	300	Israeli Shekel	29	4.74%	2015-2024 (annual installment)	Partially repaid

Schedule of credit facilities
Issuer	Group of international banks	European bank
Date of the credit facility	April 2023	December 2016
Date of credit facility termination	April 2028	May 2024
The amount of the credit facility	USD 1,550 million (1)	USD 30 million
Credit facility has been utilized	Euro 340 million	USD 30 million
Interest rate	Up to 33% use of credit: Euribor/ SOFR + 0.80%. From 33% to 66% use of credit: Euribor/ SOFR + 0.90% 66% or more use of credit: Euribor/ SOFR + 1.05%	SOFR + 1.06%
Loan currency type	USD and Euro loans	USD loans
Pledges and restrictions	Financial covenants - see Section F, a cross-default mechanism and a negative pledge (2)	Financial covenants - see Section F and a negative pledge.
Non-utilization fee	0.245%	-

(1)
In April 2023, the Company entered into a Sustainability-Linked Revolving Credit Facility Agreement made between ICL Finance B.V. and a consortium of twelve international banks for a $1,550 million credit facility. The Sustainability-Linked RCF replaced a previous revolving credit facility that was entered into in 2015, as amended and extended in 2018, and which was due to expire in 2025.

(2)
In line with ICL’s strategic commitment to sustainability, the Sustainability-Linked RCF follows ICL’s initial Sustainability-Linked Term Loan dated September 2021. The Sustainability-Linked RCF includes three Key Performance Indicators (KPIs) which have been designed to align with ICL’s sustainability goals: a reduction in Absolute Scope 1 & 2 GHG Emissions; an increase in the percentage of female representation among senior ICL management; and an increase in the number of valid TfS (Together for Sustainability initiative) scorecards obtained for ICL Group suppliers. Each of these goals will be assessed regularly during the term of the Sustainability-Linked RCF through third-party verification of ICL’s performance in these areas.

Schedule of restrictions on the group relating to the receipt of credit
Financial Covenants (1)	Financial Ratio Required under the Agreement	Financial Ratio December 31,
2023

Total shareholder's equity	Equity above $2,000 million	$ 5,768 million
Ratio of EBITDA to the net interest expenses	Equal to or above 3.5	15.59
Ratio of the net financial debt to EBITDA	Less than 3.5	1.12
Ratio of certain subsidiaries loans to the total assets of the consolidated company	Less than 10%	2.69%

(1)
The examination of compliance with the financial covenants is based on the Company's consolidated financial statements. As of December 31, 2023, the Company complies with all of its financial covenants.